Profit Before Income Tax - Summary of Other Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Bank deposits	$ 646,407	$ 21,035	$ 529,132	$ 520,783
Contracts with customers	8,340	271	13,197
Government subsidies	797,612	25,956	767,918	803,049
Dividends income	278,381	9,059	289,852	150,715
Other income	$ 1,730,740	$ 56,321	$ 1,600,099	$ 1,474,547